LVIP American Balanced Allocation Fund	LVIP Invesco Select Equity Managed Volatility Fund
LVIP American Century Select Mid Cap Managed Volatility Fund	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP American Global Balanced Allocation Managed Risk Fund	LVIP MFS International Equity Managed Volatility Fund
LVIP American Global Growth Allocation Managed Risk Fund	LVIP Managed Risk Profile 2010 Fund
LVIP American Growth Allocation Fund	LVIP Managed Risk Profile 2020 Fund
LVIP American Income Allocation Fund	LVIP Managed Risk Profile 2030 Fund
LVIP American Preservation Fund	LVIP Managed Risk Profile 2040 Fund
LVIP Blended Core Equity Managed Volatility Fund	LVIP Managed Risk Profile 2050 Fund
LVIP Blended Large Cap Growth Managed Volatility Fund	LVIP Multi-Manager Global Equity Managed Volatility Fund
LVIP Blended Mid Cap Managed Volatility Fund	LVIP Select Core Equity Managed Volatility Fund
LVIP BlackRock Dividend Value Managed Volatility Fund	LVIP SSGA Conservative Index Allocation Fund
LVIP BlackRock Global Allocation V.I. Managed Risk Fund	LVIP SSGA Conservative Structured Allocation Fund
LVIP ClearBridge Large Cap Managed Volatility Fund	LVIP SSGA International Managed Volatility Fund
LVIP Dimensional International Equity Managed Volatility Fund	LVIP SSGA Large Cap Managed Volatility Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP Dimensional /Vanguard Total Bond Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP Franklin Templeton Global Equity Managed Volatility Fund	LVIP SSGA Moderate Index Allocation Fund
LVIP Franklin Templeton Value Managed Volatility Fund	LVIP SSGA Moderate Structured Allocation Fund
LVIP Global Conservative Allocation Managed Risk Fund	LVIP SSGA SMID Cap Managed Volatility Fund
LVIP Global Growth Allocation Managed Risk Fund	LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Global Income Fund	LVIP Vanguard Domestic Equity ETF Fund
LVIP Global Moderate Allocation Managed Risk Fund	LVIP Vanguard International Equity ETF Fund
LVIP Invesco Diversified Equity-Income Managed Volatility Fund

(each, a “Fund”, and together, the “Funds”) Supplement Dated February 3, 2017 to the Summary Prospectuses

This Supplement updates certain information in the Summary Prospectuses for the Funds. You may obtain copies of the Funds’ Summary Prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your Summary Prospectuses and other important records.

Revisions to the Summary Prospectuses for the Funds:

Effective February 3, 2017, all references to Kevin Adamson are removed.